Consolidated Balance Sheets - USD ($)		Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash		$ 4,348,635	$ 2,958,674
Restricted cash		669,525
Notes receivable		309,796
Accounts receivable, net		15,479,437	13,071,065
Due from related parties		154,083	3,073
Prepayments, deposits and other current assets, net		1,146,006	1,576,070
Total Current Assets		22,107,482	17,608,882
Property and equipment, net		4,707,112	3,432,569
Restricted cash			97,876
Prepayments, deposits and other assets, net		865,498	624,093
Deferred tax assets		87,416	21,371
Total Assets		27,767,508	21,784,791
CURRENT LIABILITIES:
Bank loan		1,527,162	230,507
Notes payable		467,806
Accounts payable		16,231,682	12,123,486
Customer deposits		142,359	442,424
Deferred revenue		1,268,451	803,271
Salaries and benefits payable		836,558	1,104,885
Due to related party			615,481
Taxes payable		867,610	1,253,245
Total Current Liabilities		21,341,628	16,573,299
COMMITMENTS AND CONTINGENCIES
EQUITY:
Ordinary Shares, 0.00166667 par value; 30,000,000 shares authorized; 6,905,248 shares issued and outstanding as of December 31, 2018 and 2017	[1]	11,509	11,509
Shares subscription receivable	[1]	(11,509)	(11,509)
Additional Paid-in Capital		5,519,507	5,519,507
Retained earnings (accumulated deficit)		806,002	(740,288)
Accumulated other comprehensive income		100,371	439,201
Total Powerbridge Technologies Co., Ltd.’s Shareholders’ Equity		6,425,880	5,218,420
Non-controlling interest			(6,928)
Total Equity		6,425,880	5,211,492
Total Liabilities and Equity		$ 27,767,508	$ 21,784,791

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance and share split on August 18, 2018 and February 10, 2019.